Average Annual Total Returns		12 Months Ended	17 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	21.42%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Percent		10.78%	10.55%
Performance Inception Date	Jul. 21, 2023
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.78%	10.55%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.38%	8.08%